Principal Funds Inc
Principal Funds, Inc.
Supplement dated July 2, 2019
to the Statutory Prospectus dated March 1, 2019
(as supplemented on March 18, 2019, April 3, 2019, April 9, 2019, April 12, 2019, April 29, 2019, May 24, 2019, May 31, 2019, June 14, 2019,
June 24, 2019 and July 1, 2019)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Global Diversified Income Fund
SUMMARY FOR GLOBAL DIVERSIFIED INCOME FUND
Under Performance, delete the Average Annual Total Returns table and replace with the following:
Average Annual Total Returns For the periods ended December 31, 2018
Average Annual Total Returns - Principal Funds Inc - Global Diversified Income Fund	Label	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	(2.08%)	3.84%	11.14%
Bloomberg Barclays Global Aggregate Index	Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	(1.20%)	1.08%	2.49%
MSCI World Value Index (NR)	MSCI World Value Index (NR) (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	(10.78%)	2.98%	8.24%
GDI Blended Index	GDI Blended Index (except as noted for MSCI Value Index NR, reflects no deduction for fees, expenses, or taxes)	(3.05%)	1.56%	3.77%
Class A	Class A Return Before Taxes	(9.19%)	2.45%	8.77%
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(10.61%)	0.46%	6.34%
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(5.25%)	1.10%	6.06%
Class C	Class C Return Before Taxes	(7.24%)	2.46%	8.36%
Institutional Class	Institutional Class Return Before Taxes	(5.39%)	3.56%	9.48%
R-6	Class R-6 Return Before Taxes	(5.43%)	3.54%	9.44%

In the Performance section, delete the second paragraph under the Average Annual Total Returns table and replace with the following:
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for the GDI Blended Index are: 80% Bloomberg Barclays Global Aggregate Index and 20% MSCI World Value Index NR. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Effective July 1, 2019, the Fund’s primary benchmark changed from Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index to the Bloomberg Barclays Global Aggregate Index because the latter more closely aligns with the Fund’s current investment approach.